Class A Ordinary Shares Subject to Possible Redemption - Additional Infromation (Detail) - Common Class A [Member] - Subsidiaries [Member]	9 Months Ended
Sep. 30, 2021 $ / shares shares
Temporary Equity shares authorized	500,000,000
Temporary equity par or stated value per share | $ / shares	$ 0.0001
Temporary equity voting rights	one vote for each share
Temporary equity shares outstanding	27,500,000